OPTIONS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options expense	$ 67,439	$ 137,130	$ 64,167
Proceeds from issuance of common stock				$ 5,994,424
Fair value of options granted			168,008	557,308
Stock option expense	$ 67,439	$ 191,305	187,273	$ 448,404
Unrecognized compensation costs related to stock options			$ 135,118
Unrecognized compensation costs related to stock options, expected weighted average period			5 years
Share-Based Payment Arrangement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options to purchase common stock granted	0		36,700
Options to purchase common stock forfeited	10,207		21,200
Options to purchase common stock expired	61,900		0
Number of options, exercised	0		30,353
Options vesting period			4 years
Options grants in period, weighted average exercise price			$ 4.86
Option term			5 years
Proceeds from issuance of common stock			$ 1,821
Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options to purchase common stock granted	2,333,333		2,333,333
Second Amended and Restated 2019 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period, shares	2,000,000		2,000,000
Share-based payment award, description	beginning in 2021 and ending in 2029 (each a “Date of Determination”), in each case subject to the approval and determination of the administrator of the plan (the Board of Directors or Compensation Committee) on or prior to the applicable Date of Determination, equal to the lesser of (A) ten percent (10%) of the total shares of common stock of the Company outstanding on the last day of the immediately preceding fiscal year and (B) such smaller number of shares as determined by the administrator. The administrator did not approve an increase in the number of shares covered under the plan as of April 1, 2022 or 2021		beginning in 2021 and ending in 2029 (each a “Date of Determination”), in each case subject to the approval and determination of the administrator of the plan (the Board of Directors or Compensation Committee) on or prior to the applicable Date of Determination, equal to the lesser of (A) ten percent (10%) of the total shares of common stock of the Company outstanding on the last day of the immediately preceding fiscal year and (B) such smaller number of shares as determined by the administrator, provided that not more than 25 million shares of common stock may be issued pursuant to the exercise of incentive stock options pursuant to the plan.